FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               11/12/04
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   20
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Form 13F Information Table Value Total:   $ 562,869  (thousands)
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List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                               September 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ANCHOR GLASS CONTAINER CP NE     COMMON STOCK       03304B300  $120,521  14,679,755  SH        SOLE      N/A     14,679,755
APARTMENT INVESTMENT &           CL A COMMON STOCK  03748R101  $ 14,869     427,525  SH        SOLE      N/A        427,525
   MANAGEMENT CO
BIOSPHERE MEDICAL INC            COMMON STOCK       09066V103  $  5,114   1,559,268  SH        SOLE      N/A      1,559,268
CLEAN HARBORS INC                COMMON STOCK       184496107  $ 15,233   1,306,400  SH        SOLE      N/A      1,306,400
CONSECO INC                      COMMON STOCK       208464883  $ 49,324   2,792,953  SH        SOLE      N/A      2,792,953
CONSECO INC                      WARRANTS           208464123  $      -     108,891  SH        SOLE      N/A        108,891
FIRST UNION REAL ESTATE          SH BEN INT         337400105  $  3,748   1,205,158  SH        SOLE      N/A      1,205,158
HEALTHAXIS INC                   COMMON STOCK       42219D108  $     27      11,750  SH        SOLE      N/A         11,750
KINDRED HEALTHCARE INC           COMMON STOCK       494580103  $ 16,080     659,002  SH        SOLE      N/A        659,002
KOMAG INC                        COMMON STOCK       500453204  $ 91,878   6,576,801  SH        SOLE      N/A      6,576,801
MCI INC                          COMMON STOCK       552691107  $    981   2,305,419  SH        SOLE      N/A      2,305,419
MILLICOM INTERNATIONAL           SHS                L6388F110  $ 34,773   1,910,619  SH        SOLE      N/A      1,910,619
   CELLULAR SA
NEW CENTURY FINANCIAL CORP       COMMON STOCK       64352D101  $  8,700     150,000  SH        SOLE      N/A        150,000
SEPRACOR INC                     COMMON STOCK       817315104  $ 73,170   1,500,000  SH        SOLE      N/A      1,500,000
SPEEDUS CORP                     COMMON STOCK       847723103  $     25      21,548  SH        SOLE      N/A         21,548
SUN HEALTHCARE GROUP INC         COMMON STOCK       866933401  $  6,307     787,401  SH        SOLE      N/A        787,401
SUPERCONDUCTOR TECHNOLOGIES INC  COMMON STOCK       867931107  $    110     101,280  SH        SOLE      N/A        101,280
TELEGLOBE INTL HOLDINGS LTD*     COMMON STOCK       G87340108  $ 93,972  25,745,788  SH        SOLE      N/A     25,745,788
TELEWEST GLOBAL INC              COMMON STOCK       87956T107  $ 27,307   2,350,000  SH        SOLE      N/A      2,350,000
TRANS WORLD ENTERTAINMENT CORP   COMMON STOCK       89336Q100  $    730      74,747  SH        SOLE      N/A         74,747




*  Teleglobe  Bermuda  Holdings  Ltd, as a more than ten
percent holder of Teleglobe  International Holdings Ltd,
submits   filings  to  the   Securities   and   Exchange
Commission  pursuant to Section 13 and Section 16 of the
Securities  Exchange  Act  of  1934,  as  amended,  with
respect  to  its  holdings  of  Teleglobe  International
Holdings  Ltd.  As set  forth in the  Schedule  13D,  as
amended,   filed  by  Teleglobe  Bermuda  Holdings  Ltd,
Stephen  Feinberg,  through  one  or  more  intermediate
entities,  possesses  sole  power to vote and direct the
disposition    of   all    securities    of    Teleglobe
International Holdings Ltd reported therein.